MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Non-Current Assets By Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Total non-current assets	$ 14,145	$ 16,163
United States
Disclosure of geographical areas [line items]
Total non-current assets	8,221	8,689
Brazil
Disclosure of geographical areas [line items]
Total non-current assets	3,493	2,990
Australia
Disclosure of geographical areas [line items]
Total non-current assets	650	3,050
United Kingdom
Disclosure of geographical areas [line items]
Total non-current assets	233	220
Other
Disclosure of geographical areas [line items]
Total non-current assets	$ 1,548	$ 1,214